Commitments and Contingencies (Schedule of Future Minimum Payments under Non-cancelable Operating Leases) (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2018	¥ 28,415	$ 4,367
2019	17,474	2,686
2020	8,014	1,232
2021	1,050	161
2022 and thereafter	635	97
Total	¥ 55,588	$ 8,543